Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 25,547		$ 59,901	$ 49,051
Imputed interest from deposits	25
Financial assets at amortized cost	2,206		4,467	920
Interest income	$ 27,778	$ 989	$ 64,368	$ 49,971